Capital and Reserves (Details)				1 Months Ended				6 Months Ended
	Apr. 13, 2023 SFr / shares shares	Apr. 13, 2023 $ / shares shares	Dec. 05, 2022 USD ($) shares	Jun. 27, 2023 CHF (SFr)	Dec. 31, 2022 USD ($)	Nov. 30, 2018 CHF (SFr) shares	Nov. 30, 2018 USD ($) shares	Jun. 30, 2023 CHF (SFr) SFr / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CHF (SFr) SFr / shares shares	Dec. 31, 2022 CHF (SFr)
Capital and Reserves (Details) [Line Items]
Share premium account | SFr				SFr 186,852,245
Percentage of loan	90.00%	90.00%
Aggregate of common shares								1,625,487	1,625,487
Conversion price | (per share)	SFr 1.2845	$ 1.4475
Fair value of the embedded derivative | $					$ 0
Loss from derivative financial instruments | SFr								SFr 181,258
Agreement amount | $			$ 10,000,000
Agreed shares			50,000
Shares issued								350,000
Aggregate offering price								SFr 776,198	$ 854,475
Derivative asset | SFr								247,090			SFr 270,176
Loss on derivative financial instruments | SFr								SFr 23,086
Common shares purchased | $									10,000,000
Common stock shares issued								325,000
Aggregate proceeds						SFr 4,745,547	$ 5,106,090.43		$ 4,000,000
Proceeds from issue of ordinary shares | $							$ 25,000,000
Shares issued						2,082,939	2,082,939	2,470,249	2,470,249
Aggregate offering price | $									$ 13,100,000
LPC Agreement [Member]
Capital and Reserves (Details) [Line Items]
Purchase agreement, description						On November 30, 2018, as amended on April 5, 2019 the Company entered into a sales agreement, as amended (the “A.G.P. Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”).	On November 30, 2018, as amended on April 5, 2019 the Company entered into a sales agreement, as amended (the “A.G.P. Sales Agreement”) with A.G.P./Alliance Global Partners (“A.G.P.”).
Share Capital [Member]
Capital and Reserves (Details) [Line Items]
Issued shares								7,954,004	7,954,004	853,213
Amount of stock | SFr								SFr 1,590,800.8		SFr 170,642.6
Nominal value per share | SFr / shares								SFr 0.2		SFr 0.2
Aggregate of common shares	4,341,012	4,341,012